Report of the directors financial review risk report - Management judgemental adjustments (Details) - Allowance for ECL - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Management judgemental adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	£ 3	£ (46)
Management judgemental adjustments | Retail
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(16)	3
Management judgemental adjustments | Wholesale
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	19	(49)
Banks, sovereigns, government entities and low risk counterparties
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(19)	(27)
Banks, sovereigns, government entities and low risk counterparties | Retail
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(14)	(14)
Banks, sovereigns, government entities and low risk counterparties | Wholesale
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(5)	(13)
Corporate lending adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	24	(36)
Corporate lending adjustments | Wholesale
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	24	(36)
Retail lending inflation-related adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	3	8
Retail lending inflation-related adjustments | Retail
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	3	8
Other macroeconomic-related adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	0	7
Other macroeconomic-related adjustments | Retail
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	0	7
Other retail lending adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(5)	2
Other retail lending adjustments | Retail
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	£ (5)	£ 2